UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22930

USCF ETF TRUST

(Exact name of registrant as specified in charter)

1999 Harrison Street, Suite 1530, Oakland, California 94612

(Address of principal executive offices) (Zip code)

USCF Advisers LLC

Mr. Stuart P. Crumbaugh

1999 Harrison Street, Suite 1530

Oakland, California 94612

(Name and address of agent for service)

Registrant’s telephone number, including area code: (510) 522-9600

Date of fiscal year end: June 30

Date of reporting period: March 31, 2018

ITEM 1. SCHEDULES OF INVESTMENTS

USCF ETF TRUST

USCF SummerHaven SHPEI Index Fund

Schedule of Investments (Unaudited)

At March 31, 2018

	% of Total Net Assets	Shares	Market Value
Common Stocks	99.8%
Aerospace & Defense	1.2%
AAR Corp.	0.4%	208	$9,175
Ducommun, Inc.(a)	0.3%	237	7,200
Triumph Group, Inc.	0.2%	233	5,872
Vectrus, Inc.(a)	0.3%	225	8,379
			30,626

Air Freight & Logistics	0.5%
Air Transport Services Group, Inc.(a)	0.3%	332	7,742
Radiant Logistics, Inc.(a)	0.2%	1,446	5,596
			13,338

Airlines	0.7%
Hawaiian Holdings, Inc.	0.2%	163	6,308
SkyWest, Inc.	0.5%	209	11,370
			17,678

Auto Components	2.7%
Cooper Tire & Rubber Co.	0.2%	213	6,241
Lear Corp.	0.4%	52	9,677
Shiloh Industries, Inc.(a)	0.3%	743	6,464
Stoneridge, Inc.(a)	0.6%	504	13,910
Superior Industries International, Inc.	0.2%	389	5,174
Tenneco, Inc.	0.3%	128	7,023
Tower International, Inc.	0.4%	357	9,907
Visteon Corp.(a)	0.3%	72	7,937
			66,333

Banks	10.3%
American National Bankshares, Inc.	0.3%	206	7,746
Bank of Commerce Holdings	0.3%	687	8,004
C&F Financial Corp.	0.3%	155	8,153
Capital City Bank Group, Inc.	0.4%	367	9,083
Chemung Financial Corp.	0.4%	187	8,690
Civista Bancshares, Inc.	0.3%	363	8,298
Evans Bancorp, Inc.	0.3%	184	8,326
Farmers & Merchants Bancorp, Inc.	0.4%	250	10,092
Farmers Capital Bank Corp.	0.3%	196	7,830
Fidelity Southern Corp.	0.3%	332	7,659
First Community Bancshares, Inc.	0.3%	276	8,239

USCF ETF TRUST

USCF SummerHaven SHPEI Index Fund

Schedule of Investments (Unaudited) (Continued)

At March 31, 2018

	% of Total Net Assets	Shares	Market Value
Banks (continued)	10.3%
First Financial Corp.	0.3%	165	$6,864
First Guaranty Bancshares, Inc.	0.3%	318	8,265
Independent Bank Corp./MI	0.3%	361	8,267
MBT Financial Corp.	0.3%	763	8,202
National Bankshares, Inc.	0.3%	187	8,424
National Commerce Corp.(a)	0.3%	189	8,231
Northrim BanCorp, Inc.	0.4%	250	8,637
OFG Bancorp	0.3%	775	8,099
Ohio Valley Banc Corp.	0.4%	206	8,621
Old Point Financial Corp.	0.3%	228	6,015
Parke Bancorp, Inc.	0.3%	338	7,030
Peoples Bancorp of North Carolina, Inc.	0.3%	264	8,110
Preferred Bank	0.4%	134	8,603
Shore Bancshares, Inc.	0.4%	457	8,619
Sierra Bancorp	0.3%	318	8,472
SmartFinancial, Inc.(a)	0.3%	302	7,115
Southern First Bancshares, Inc.(a)	0.4%	207	9,212
Two River Bancorp	0.3%	429	7,743
United Security Bancshares	0.4%	791	8,503
Unity Bancorp, Inc.	0.4%	424	9,328
			254,480

Building Products	2.1%
American Woodmark Corp.(a)	0.3%	78	7,679
Armstrong Flooring, Inc.(a)	0.2%	431	5,849
Gibraltar Industries, Inc.(a)	0.3%	231	7,819
Griffon Corp.	0.3%	363	6,625
Insteel Industries, Inc.	0.3%	229	6,327
Patrick Industries, Inc.(a)	0.4%	153	9,463
Universal Forest Products, Inc.	0.3%	267	8,664
			52,426

Capital Markets	1.8%
B. Riley Financial, Inc.	0.3%	400	7,800
Donnelley Financial Solutions, Inc.(a)	0.2%	342	5,872
Greenhill & Co., Inc.	0.3%	383	7,086
Investment Technology Group, Inc.	0.3%	361	7,126
Piper Jaffray Cos.	0.4%	118	9,800
Waddell & Reed Financial, Inc. - Class A	0.3%	385	7,781
			45,465

USCF ETF TRUST

USCF SummerHaven SHPEI Index Fund

Schedule of Investments (Unaudited) (Continued)

At March 31, 2018

	% of Total Net Assets	Shares	Market Value
Chemicals	2.4%
A Schulman, Inc.	0.4%	248	$10,664
Ashland Global Holdings, Inc.	0.3%	116	8,096
Core Molding Technologies, Inc.	0.3%	348	6,205
Innophos Holdings, Inc.	0.3%	180	7,238
KMG Chemicals, Inc.	0.4%	151	9,052
Rayonier Advanced Materials, Inc.	0.4%	492	10,563
Trinseo SA	0.3%	108	7,997
			59,815

Commercial Services & Supplies	2.5%
ACCO Brands Corp.	0.3%	648	8,132
Brink’s Co. (The)	0.3%	110	7,849
CECO Environmental Corp.	0.2%	785	3,493
Ennis, Inc.	0.3%	409	8,057
Essendant, Inc.	0.2%	558	4,352
LSC Communications, Inc.	0.3%	381	6,649
Pitney Bowes, Inc.	0.2%	508	5,532
SP Plus Corp.(a)	0.4%	242	8,615
Viad Corp.	0.3%	161	8,445
			61,124

Construction & Engineering	3.2%
Aegion Corp. - Class A(a)	0.3%	334	7,652
Argan, Inc.	0.2%	122	5,240
Chicago Bridge & Iron Co. NV	0.2%	434	6,250
Comfort Systems USA, Inc.	0.4%	214	8,827
Dycom Industries, Inc.(a)	0.4%	84	9,041
Fluor Corp.	0.4%	169	9,670
IES Holdings, Inc.(a)	0.3%	429	6,499
MYR Group, Inc.(a)	0.3%	252	7,767
NV5 Global, Inc.(a)	0.4%	184	10,258
Orion Group Holdings, Inc.(a)	0.3%	1,046	6,893
			78,097

Construction Materials	0.2%
US Concrete, Inc.(a)	0.2%	96	5,798

Consumer Finance	0.8%
Enova International, Inc.(a)	0.4%	473	10,430
World Acceptance Corp.(a)	0.4%	98	10,319
			20,749

USCF ETF TRUST

USCF SummerHaven SHPEI Index Fund

Schedule of Investments (Unaudited) (Continued)

At March 31, 2018

	% of Total Net Assets	Shares	Market Value
Containers & Packaging	0.3%
UFP Technologies, Inc.(a)	0.3%	278	$8,201

Distributors	0.4%
Weyco Group, Inc.	0.4%	278	9,341

Diversified Consumer Services	2.5%
American Public Education, Inc.(a)	0.6%	344	14,792
Cambium Learning Group, Inc.(a)	0.7%	1,537	17,214
Capella Education Co.	0.3%	88	7,687
Collectors Universe, Inc.	0.2%	312	4,901
K12, Inc.(a)	0.2%	433	6,140
Regis Corp.(a)	0.5%	768	11,620
			62,354

Electrical Equipment	1.6%
General Cable Corp.	0.5%	463	13,705
Powell Industries, Inc.	0.3%	237	6,361
Preformed Line Products Co.	0.4%	163	10,610
TPI Composites, Inc.(a)	0.4%	410	9,204
			39,880

Electronic Equipment, Instruments & Components	2.7%
AVX Corp.	0.3%	453	7,497
Benchmark Electronics, Inc.	0.3%	232	6,925
ePlus, Inc.(a)	0.3%	98	7,615
Jabil, Inc.	0.3%	258	7,412
KEMET Corp.(a)	0.4%	484	8,775
Kimball Electronics, Inc.(a)	0.3%	417	6,735
PC Connection, Inc.	0.3%	292	7,300
PCM, Inc.(a)	0.1%	384	3,187
Sanmina Corp.(a)	0.2%	194	5,073
Tech Data Corp.(a)	0.2%	72	6,129
			66,648

Energy Equipment & Services	4.2%
Archrock, Inc.	0.3%	686	6,003
Diamond Offshore Drilling, Inc.(a)	0.4%	717	10,511
Ensco PLC - Class A	0.3%	1,561	6,853
Era Group, Inc.(a)	0.3%	839	7,845
Exterran Corp.(a)	0.3%	282	7,529
Gulf Island Fabrication, Inc.	0.2%	695	4,935
Helix Energy Solutions Group, Inc.(a)	0.3%	1,422	8,233

USCF ETF TRUST

USCF SummerHaven SHPEI Index Fund

Schedule of Investments (Unaudited) (Continued)

At March 31, 2018

	% of Total Net Assets	Shares	Market Value
Energy Equipment & Services (continued)	4.2%
Matrix Service Co.(a)	0.5%	826	$11,316
Oceaneering International, Inc.	0.3%	340	6,304
RigNet, Inc.(a)	0.2%	437	5,943
Rowan Cos. PLC - Class A(a)	0.3%	732	8,447
SEACOR Holdings, Inc.(a)	0.5%	231	11,804
Unit Corp.(a)	0.3%	425	8,398
			104,121

Food & Staples Retailing	1.1%
Natural Grocers by Vitamin Cottage, Inc.(a)	0.3%	968	6,931
SpartanNash Co.	0.2%	296	5,094
United Natural Foods, Inc.(a)	0.4%	217	9,318
Weis Markets, Inc.	0.2%	161	6,598
			27,941

Food Products	0.8%
Dean Foods Co.	0.2%	508	4,379
Fresh Del Monte Produce, Inc.	0.3%	148	6,695
Pilgrim’s Pride Corp.(a)	0.3%	357	8,786
			19,860

Gas Utilities	0.3%
RGC Resources, Inc.	0.3%	265	6,731

Health Care Providers & Services	3.6%
American Renal Associates Holdings, Inc.(a)	0.3%	427	8,049
AMN Healthcare Services, Inc.(a)	0.5%	210	11,917
Civitas Solutions, Inc.(a)	0.3%	431	6,637
Community Health Systems, Inc.(a)	0.1%	787	3,117
Cross Country Healthcare, Inc.(a)	0.3%	623	6,922
LifePoint Health, Inc.(a)	0.2%	118	5,546
Magellan Health, Inc.(a)	0.5%	104	11,138
Molina Healthcare, Inc.(a)	0.3%	106	8,605
Providence Service Corp. (The)(a)	0.4%	155	10,717
Tenet Healthcare Corp.(a)	0.4%	398	9,652
WellCare Health Plans, Inc.(a)	0.3%	42	8,132
			90,432

Hotels, Restaurants & Leisure	5.0%
BJ’s Restaurants, Inc.	0.4%	213	9,564
Bojangles’, Inc.(a)	0.3%	494	6,842
Brinker International, Inc.	0.3%	210	7,581
Carrols Restaurant Group, Inc.(a)	0.3%	629	7,045

USCF ETF TRUST

USCF SummerHaven SHPEI Index Fund

Schedule of Investments (Unaudited) (Continued)

At March 31, 2018

	% of Total Net Assets	Shares	Market Value
Hotels, Restaurants & Leisure (continued)	5.0%
Century Casinos, Inc.(a)	0.3%	1,035	$7,721
DineEquity, Inc.	0.5%	179	11,739
Fogo De Chao, Inc.(a)	0.4%	570	8,977
J Alexander’s Holdings, Inc.(a)	0.3%	683	7,820
Nathan’s Famous, Inc.	0.3%	118	8,720
Pinnacle Entertainment, Inc.(a)	0.5%	387	11,668
Potbelly Corp.(a)	0.3%	617	7,435
RCI Hospitality Holdings, Inc.	0.4%	322	9,142
Ruth’s Hospitality Group, Inc.	0.3%	365	8,924
Zoe’s Kitchen, Inc.(a)	0.4%	675	9,747
			122,925

Household Durables	2.3%
Bassett Furniture Industries, Inc.	0.3%	200	6,070
CSS Industries, Inc.	0.2%	290	5,075
Flexsteel Industries, Inc.	0.2%	136	5,383
Hooker Furniture Corp.	0.3%	183	6,716
LGI Homes, Inc.(a)	0.5%	183	12,915
Libbey, Inc.	0.2%	961	4,699
Lifetime Brands, Inc.	0.2%	405	5,022
ZAGG, Inc.(a)	0.4%	901	10,992
			56,872

Insurance	3.0%
American Financial Group, Inc.	0.4%	76	8,529
Argo Group International Holdings Ltd.	0.3%	144	8,266
Hallmark Financial Services, Inc.(a)	0.3%	695	6,199
HCI Group, Inc.	0.3%	165	6,296
Heritage Insurance Holdings, Inc.	0.4%	635	9,627
Investors Title Co.	0.3%	40	7,996
Kingstone Cos., Inc.	0.3%	486	8,165
Safety Insurance Group, Inc.	0.3%	110	8,453
Validus Holdings Ltd.	0.4%	147	9,915
			73,446

Internet & Direct Marketing Retail	0.1%
FTD Cos, Inc.(a)	0.1%	396	1,441

IT Services	1.5%
Hackett Group, Inc. (The)	0.3%	482	7,741
Syntel, Inc.(a)	0.5%	466	11,897
Teradata Corp.(a)	0.4%	269	10,671
Unisys Corp.(a)	0.3%	593	6,375
			36,684

USCF ETF TRUST

USCF SummerHaven SHPEI Index Fund

Schedule of Investments (Unaudited) (Continued)

At March 31, 2018

	% of Total Net Assets	Shares	Market Value
Leisure Products	0.6%
MCBC Holdings, Inc.(a)	0.4%	387	$9,752
Vista Outdoor, Inc.(a)	0.2%	346	5,647
			15,399

Machinery	5.2%
American Railcar Industries, Inc.	0.3%	212	7,931
Blue Bird Corp.(a)	0.4%	442	10,475
Briggs & Stratton Corp.	0.3%	320	6,851
Chart Industries, Inc.(a)	0.5%	219	12,928
Commercial Vehicle Group, Inc.(a)	0.3%	884	6,851
Eastern Co. (The)	0.3%	250	7,125
FreightCar America, Inc.	0.2%	456	6,110
Global Brass & Copper Holdings, Inc.	0.3%	251	8,396
Hardinge, Inc.	0.5%	619	11,340
Hurco Cos, Inc.	0.4%	227	10,419
LB Foster Co. - Class A(a)	0.4%	365	8,596
Miller Industries, Inc.	0.3%	306	7,650
Park-Ohio Holdings Corp.	0.3%	201	7,809
SPX Corp.(a)	0.4%	286	9,289
Wabash National Corp.	0.3%	349	7,263
			129,033

Media	1.2%
Gannett Co., Inc.	0.4%	898	8,962
National CineMedia, Inc.	0.2%	1,070	5,554
TEGNA, Inc.	0.2%	536	6,105
tronc, Inc.(a)	0.4%	617	10,131
			30,752

Metals & Mining	1.4%
Alcoa Corp.(a)	0.4%	221	9,936
Ryerson Holding Corp.(a)	0.3%	861	7,017
Steel Dynamics, Inc.	0.4%	213	9,419
SunCoke Energy, Inc.(a)	0.3%	702	7,554
			33,926

Multiline Retail	1.6%
Big Lots, Inc.	0.3%	163	7,096
Kohl’s Corp.	0.6%	206	13,495
Macy’s, Inc.	0.4%	362	10,766
Nordstrom, Inc.	0.3%	164	7,939
			39,296

USCF ETF TRUST

USCF SummerHaven SHPEI Index Fund

Schedule of Investments (Unaudited) (Continued)

At March 31, 2018

	% of Total Net Assets	Shares	Market Value
Oil, Gas & Consumable Fuels	4.4%
Adams Resources & Energy, Inc.	0.3%	184	$8,004
Contango Oil & Gas Co.(a)	0.2%	1,186	4,210
CVR Energy, Inc.	0.4%	350	10,577
Green Plains, Inc.	0.3%	398	6,686
Hallador Energy Co.	0.3%	936	6,430
HollyFrontier Corp.	0.6%	284	13,876
Peabody Energy Corp.	0.4%	290	10,585
QEP Resources, Inc.(a)	0.3%	830	8,126
Renewable Energy Group, Inc.(a)	0.3%	640	8,192
REX American Resources Corp.(a)	0.2%	80	5,824
Southwestern Energy Co.(a)	0.2%	1,324	5,733
Teekay Corp.	0.4%	1,138	9,207
Whiting Petroleum Corp.(a)	0.5%	369	12,487
			109,937

Paper & Forest Products	0.3%
Clearwater Paper Corp.(a)	0.3%	163	6,373

Personal Products	0.9%
Medifast, Inc.	0.7%	191	17,849
Natural Health Trends Corp.	0.2%	266	5,057
			22,906

Pharmaceuticals	0.2%
Endo International PLC(a)	0.2%	656	3,897

Professional Services	3.5%
Barrett Business Services, Inc.	0.4%	132	10,940
BG Staffing, Inc.	0.3%	429	8,147
CRA International, Inc.	0.5%	213	11,138
GP Strategies Corp.(a)	0.3%	284	6,433
Heidrick & Struggles International, Inc.	0.4%	352	11,000
Insperity, Inc.	0.6%	215	14,953
ManpowerGroup, Inc.	0.3%	66	7,597
Resources Connection, Inc.	0.4%	561	9,088
Willdan Group, Inc.(a)	0.3%	238	6,747
			86,043

Real Estate Management & Development	0.4%
Altisource Portfolio Solutions SA(a)	0.4%	357	9,482

USCF ETF TRUST

USCF SummerHaven SHPEI Index Fund

Schedule of Investments (Unaudited) (Continued)

At March 31, 2018

	% of Total Net Assets	Shares	Market Value
Road & Rail	1.6%
ArcBest Corp.	0.5%	357	$11,442
Avis Budget Group, Inc.(a)	0.5%	259	12,132
Universal Logistics Holdings, Inc.	0.4%	508	10,744
YRC Worldwide, Inc.(a)	0.2%	633	5,589
			39,907

Semiconductors & Semiconductor Equipment	1.4%
Alpha & Omega Semiconductor Ltd.(a)	0.3%	445	6,875
Cirrus Logic, Inc.(a)	0.2%	118	4,794
Cohu, Inc.	0.4%	438	9,991
CyberOptics Corp.(a)	0.2%	336	6,048
Ultra Clean Holdings, Inc.(a)	0.3%	355	6,834
			34,542

Software	0.1%
Rubicon Project, Inc. (The)(a)	0.1%	1,551	2,792

Specialty Retail	11.4%
Abercrombie & Fitch Co. - Class A	0.8%	861	20,845
American Eagle Outfitters, Inc.	0.5%	682	13,592
Asbury Automotive Group, Inc.(a)	0.4%	134	9,045
Barnes & Noble Education, Inc.(a)	0.2%	866	5,967
Bed Bath & Beyond, Inc.	0.2%	270	5,667
Big 5 Sporting Goods Corp.	0.2%	666	4,829
Boot Barn Holdings, Inc.(a)	0.9%	1,200	21,276
Buckle, Inc. (The)	0.4%	469	10,388
Build-A-Bear Workshop, Inc.(a)	0.3%	718	6,570
Caleres, Inc.	0.4%	290	9,744
Chico’s FAS, Inc.	0.3%	899	8,127
Children’s Place, Inc. (The)	0.4%	72	9,738
Citi Trends, Inc.	0.5%	372	11,499
Container Store Group, Inc. (The)(a)	0.3%	1,360	7,398
Francesca’s Holdings Corp.(a)	0.1%	783	3,758
GameStop Corp. - Class A	0.2%	364	4,594
Gap, Inc. (The)	0.4%	356	11,107
Genesco, Inc.(a)	0.4%	247	10,028
GNC Holdings, Inc. - Class A(a)	0.2%	997	3,848
Hibbett Sports, Inc.(a)	0.4%	394	9,436
Kirkland’s, Inc.(a)	0.3%	807	7,820
Murphy USA, Inc.(a)	0.3%	106	7,717
Pier 1 Imports, Inc.	0.2%	1,641	5,284
Shoe Carnival, Inc.	0.4%	412	9,806
Sleep Number Corp.(a)	0.4%	250	8,788

USCF ETF TRUST

USCF SummerHaven SHPEI Index Fund

Schedule of Investments (Unaudited) (Continued)

At March 31, 2018

	% of Total Net Assets	Shares	Market Value
Specialty Retail (continued)	11.4%
Sportsman’s Warehouse Holdings, Inc.(a)	0.3%	1,543	$6,295
Tailored Brands, Inc.	0.8%	753	18,870
Urban Outfitters, Inc.(a)	0.6%	437	16,152
Zumiez, Inc.(a)	0.6%	631	15,081
			283,269

Technology Hardware, Storage & Peripherals	0.5%
Avid Technology, Inc.(a)	0.3%	1,462	6,637
Eastman Kodak Co.(a)	0.2%	848	4,537
			11,174

Textiles, Apparel & Luxury Goods	3.4%
Crocs, Inc.(a)	0.7%	1,021	16,591
Culp, Inc.	0.3%	232	7,088
Delta Apparel, Inc.(a)	0.3%	362	6,523
Fossil Group, Inc.(a)	0.4%	811	10,300
Iconix Brand Group, Inc.(a)	0.0%*	1,219	1,353
Michael Kors Holdings Ltd.(a)	0.6%	230	14,278
Perry Ellis International, Inc.(a)	0.4%	416	10,733
Superior Uniform Group, Inc.	0.4%	342	8,984
Vera Bradley, Inc.(a)	0.3%	827	8,775
			84,625

Thrifts & Mortgage Finance	2.7%
Charter Financial Corp.	0.3%	421	8,584
Greene County Bancorp, Inc.	0.4%	290	10,643
Home Bancorp, Inc.	0.3%	180	7,771
PHH Corp.(a)	0.2%	550	5,753
Provident Financial Holdings, Inc.	0.3%	405	7,327
Riverview Bancorp, Inc.	0.4%	1,080	10,087
Timberland Bancorp, Inc.	0.4%	296	8,998
Walker & Dunlop, Inc.	0.4%	147	8,735
			67,898

Trading Companies & Distributors	0.9%
Huttig Building Products, Inc.(a)	0.2%	1,112	5,816
Veritiv Corp.(a)	0.3%	182	7,134
Willis Lease Finance Corp.(a)	0.4%	288	9,873
			22,823

USCF ETF TRUST

USCF SummerHaven SHPEI Index Fund

Schedule of Investments (Unaudited) (Continued)

At March 31, 2018

	% of Total Net Assets	Shares	Market Value
Wireless Telecommunication Services	0.3%
Spok Holdings, Inc.	0.3%	456	$6,817

Total Common Stocks (Cost $2,490,923)	99.8%		2,473,697
Total Investments (Cost $2,490,923)(b)	99.8%		2,473,697
Other Assets in Excess of Liabilities	0.2%		3,758
Total Net Assets	100.0%		$2,477,455

(a)	Non income producing security.
(b)	The aggregate cost of investments for tax purposes was $2,490,923. The net unrealized depreciation was $17,226, which consisted of aggregate gross unrealized appreciation of $171,175 and aggregate gross unrealized depreciation of $188,401.

Summary of Investments by Country^
United States	97.7%
United Kingdom	0.8
Luxembourg	0.4
Bermuda	0.4
Puerto Rico	0.3
Netherlands	0.2
Ireland	0.2
100.0%

Summary of Investments by Sector^
Consumer Discretionary	31.2%
Industrials	23.1
Financials	18.7
Energy	8.6
Information Technology	6.1
Materials	4.6
Health Care	3.8
Consumer Staples	2.9
Real Estate	0.4
Telecommunication Services	0.3
Utilities	0.3
100.0%

^ As a percentage of total investments. All stocks are listed on U.S. Exchanges.
* Position represents less than 0.05%.

USCF ETF TRUST

USCF SummerHaven SHPEN Index Fund

Schedule of Investments (Unaudited)

At March 31, 2018

	% of Total Net Assets	Shares	Market Value
Common Stocks	100.0%
Auto Components	1.8%
Cooper Tire & Rubber Co.	0.9%	784	$22,971
Goodyear Tire & Rubber Co. (The)	0.9%	786	20,892
			43,863

Chemicals	1.6%
CF Industries Holdings, Inc.	1.6%	980	36,975

Construction Materials	2.0%
United States Lime & Minerals, Inc.	1.1%	352	25,759
US Concrete, Inc.(a)	0.9%	356	21,503
			47,262

Containers & Packaging	3.7%
Bemis Co., Inc.	1.1%	610	26,547
Graphic Packaging Holding Co.	1.3%	2,044	31,376
UFP Technologies, Inc.(a)	1.3%	1,016	29,972
			87,895

Energy Equipment & Services	19.8%
Archrock, Inc.	0.9%	2,544	22,260
Bristow Group, Inc.	2.4%	4,348	56,524
Diamond Offshore Drilling, Inc.(a)	1.6%	2,650	38,849
Ensco PLC - Class A	1.1%	5,776	25,357
Era Group, Inc.(a)	1.2%	3,082	28,817
Exterran Corp.(a)	1.2%	1,044	27,875
Gulf Island Fabrication, Inc.	0.8%	2,554	18,133
Helix Energy Solutions Group, Inc.(a)	1.3%	5,260	30,455
Matrix Service Co.(a)	1.8%	3,016	41,319
Nabors Industries Ltd.	1.1%	3,770	26,352
Oceaneering International, Inc.	1.0%	1,258	23,323
Rowan Cos. PLC - Class A(a)	1.3%	2,716	31,343
SEACOR Holdings, Inc.(a)	1.8%	854	43,639
Smart Sand, Inc.(a)	1.0%	4,034	23,478
Unit Corp.(a)	1.3%	1,572	31,063
			468,787

Food Products	10.3%
Calavo Growers, Inc.	1.6%	414	38,171
Dean Foods Co.	0.7%	1,878	16,188
Farmer Brothers Co.(a)	1.2%	950	28,690
Fresh Del Monte Produce, Inc.	1.0%	548	24,791
Ingredion, Inc.	1.3%	242	31,199

USCF ETF TRUST

USCF SummerHaven SHPEN Index Fund

Schedule of Investments (Unaudited) (Continued)

At March 31, 2018

	% of Total Net Assets	Shares	Market Value
Food Products (continued)	10.3%
Landec Corp.(a)	1.1%	1,990	$25,969
Lifeway Foods, Inc.(a)	0.8%	3,036	18,186
Pilgrim’s Pride Corp.(a)	1.4%	1,314	32,338
Sanderson Farms, Inc.	1.2%	246	29,279
			244,811

Machinery	14.0%
Alamo Group, Inc.	1.4%	306	33,629
American Railcar Industries, Inc.	1.2%	776	29,030
Blue Bird Corp.(a)	1.6%	1,624	38,489
Commercial Vehicle Group, Inc.(a)	1.1%	3,234	25,064
Douglas Dynamics, Inc.	1.6%	888	38,495
FreightCar America, Inc.	1.0%	1,674	22,432
Meritor, Inc.(a)	1.4%	1,602	32,937
Miller Industries, Inc.	1.2%	1,126	28,150
Spartan Motors, Inc.	2.4%	3,240	55,728
Wabash National Corp.	1.1%	1,278	26,595
			330,549

Metals & Mining	13.6%
AK Steel Holding Corp.(a)	0.9%	4,574	20,720
Alcoa Corp.(a)	1.6%	820	36,867
Allegheny Technologies, Inc.(a)	1.6%	1,594	37,746
Commercial Metals Co.	1.2%	1,422	29,094
Olympic Steel, Inc.	1.3%	1,548	31,750
Reliance Steel & Aluminum Co.	1.4%	388	33,267
Ryerson Holding Corp.(a)	1.1%	3,186	25,966
Steel Dynamics, Inc.	1.5%	788	34,845
SunCoke Energy, Inc.(a)	1.2%	2,584	27,804
United States Steel Corp.	1.8%	1,240	43,636
			321,695

Oil, Gas & Consumable Fuels	26.8%
Adams Resources & Energy, Inc.	1.2%	676	29,406
Bonanza Creek Energy, Inc.(a)	1.2%	990	27,433
California Resources Corp.(a)	2.7%	3,796	65,102
Contango Oil & Gas Co.(a)	0.7%	4,362	15,485
CVR Energy, Inc.	1.6%	1,290	38,984
Frontline Ltd.	0.9%	4,898	21,698
Gener8 Maritime, Inc.(a)	1.2%	4,958	28,013
Green Plains, Inc.	1.0%	1,466	24,629
Hallador Energy Co.	1.0%	3,420	23,495
HollyFrontier Corp.	2.2%	1,046	51,108

USCF ETF TRUST

USCF SummerHaven SHPEN Index Fund

Schedule of Investments (Unaudited) (Continued)

At March 31, 2018

	% of Total Net Assets	Shares	Market Value
Oil, Gas & Consumable Fuels (continued)	26.8%
International Seaways, Inc.(a)	0.9%	1,268	$22,317
Murphy Oil Corp.	1.3%	1,148	29,664
Nordic American Tankers Ltd.	0.4%	4,646	9,013
Peabody Energy Corp.	1.7%	1,076	39,274
Penn Virginia Corp.(a)	1.1%	754	26,420
QEP Resources, Inc.(a)	1.3%	3,072	30,075
Renewable Energy Group, Inc.(a)	1.3%	2,344	30,003
REX American Resources Corp.(a)	0.9%	296	21,549
Southwestern Energy Co.(a)	0.9%	4,898	21,208
Teekay Corp.	1.4%	4,214	34,091
Whiting Petroleum Corp.(a)	1.9%	1,356	45,887
			634,854

Paper & Forest Products	6.4%
Boise Cascade Co.	1.6%	1,006	38,832
Clearwater Paper Corp.(a)	1.0%	604	23,616
Domtar Corp.	1.3%	748	31,820
Neenah Paper, Inc.	1.2%	360	28,224
PH Glatfelter Co.	1.3%	1,446	29,686
			152,178

Total Common Stocks (Cost $2,520,610)	100.0%		2,368,869
Total Investments (Cost $2,520,610)(b)	100.0%		2,368,869
Liabilities, less cash and other assets	(0.0)%*		(819)
Total Net Assets	100.0%		$2,368,050

(a)	Non income producing security.
(b)	The aggregate cost of investments for tax purposes was $2,520,610. The net unrealized depreciation was $151,741, which consisted of aggregate gross unrealized appreciation of $93,481 and aggregate gross unrealized depreciation of $245,222.

Summary of Investments by Country^
United States	96.2%
Bermuda	1.4
Norway	1.3
United Kingdom	1.1
100.0%

Summary of Investments by Sector^
Energy	46.6%
Materials	27.3
Industrials	14.0
Consumer Staples	10.3
Consumer Discretionary	1.8
100.0%

^ As a percentage of total investments. All stocks are listed on U.S. Exchanges.

* Position represents less than 0.05%.

USCF ETF TRUST

Various inputs are used in determining the value of the USCF SummerHaven SHPEI Index Fund and the USCF SummerHaven SHPEN Index Fund (each a “Fund” and collectively, the “Funds”) investments. These inputs are summarized in the three broad levels below.

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following tables summarize the valuation of securities at March 31, 2018 for the Funds, using the fair value hierarchy:

USCF SummerHaven SHPEI Index Fund

At March 31, 2018	Total	Level 1	Level 2	Level 3
Investments, at value
Common Stocks:
Aerospace & Defense	$30,626	$30,626	$—	$—
Air Freight & Logistics	13,338	13,338	—	—
Airlines	17,678	17,678	—	—
Auto Components	66,333	66,333	—	—
Banks	254,480	254,480	—	—
Building Products	52,426	52,426	—	—
Capital Markets	45,465	45,465	—	—
Chemicals	59,815	59,815	—	—
Commercial Services & Supplies	61,124	61,124	—	—
Construction & Engineering	78,097	78,097	—	—
Construction Materials	5,798	5,798	—	—
Consumer Finance	20,749	20,749	—	—
Containers & Packaging	8,201	8,201	—	—
Distributors	9,341	9,341	—	—
Diversified Consumer Services	62,354	62,354	—	—
Electrical Equipment	39,880	39,880	—	—
Electronic Equipment, Instruments & Components	66,648	66,648	—	—
Energy Equipment & Services	104,121	104,121	—	—
Food & Staples Retailing	27,941	27,941	—	—
Food Products	19,860	19,860	—	—
Gas Utilities	6,731	6,731	—	—
Health Care Providers & Services	90,432	90,432	—	—
Hotels, Restaurants & Leisure	122,925	122,925	—	—
Household Durables	56,872	56,872	—	—
Insurance	73,446	73,446	—	—
Internet & Direct Marketing Retail	1,441	1,441	—	—
IT Services	36,684	36,684	—	—
Leisure Products	15,399	15,399	—	—
Machinery	129,033	129,033	—	—
Media	30,752	30,752	—	—
Metals & Mining	33,926	33,926	—	—
Multiline Retail	39,296	39,296	—	—
Oil, Gas & Consumable Fuels	109,937	109,937	—	—
Paper & Forest Products	6,373	6,373	—	—
Personal Products	22,906	22,906	—	—
Pharmaceuticals	3,897	3,897	—	—

USCF ETF TRUST

At March 31, 2018	Total	Level 1	Level 2	Level 3
Professional Services	$86,043	$86,043	$—	$—
Real Estate Management & Development	9,482	9,482	—	—
Road & Rail	39,907	39,907	—	—
Semiconductors & Semiconductor Equipment	34,542	34,542	—	—
Software	2,792	2,792	—	—
Specialty Retail	283,269	283,269	—	—
Technology Hardware, Storage & Peripherals	11,174	11,174	—	—
Textiles, Apparel & Luxury Goods	84,625	84,625	—	—
Thrifts & Mortgage Finance	67,898	67,898	—	—
Trading Companies & Distributors	22,823	22,823	—	—
Wireless Telecommunication Services	6,817	6,817	—	—
Total Investments, at value	$2,473,697	$2,473,697	$—	$—

USCF SummerHaven SHPEN Index Fund

At March 31, 2018	Total	Level 1	Level 2	Level 3
Investments, at value
Common Stocks:
Auto Components	$43,863	$43,863	$—	$—
Chemicals	36,975	36,975	—	—
Construction Materials	47,262	47,262	—	—
Containers & Packaging	87,895	87,895	—	—
Energy Equipment & Services	468,787	468,787	—	—
Food Products	244,811	244,811	—	—
Machinery	330,549	330,549	—	—
Metals & Mining	321,695	321,695	—	—
Oil, Gas & Consumable Fuels	634,854	634,854	—	—
Paper & Forest Products	152,178	152,178	—	—
Total Investments, at value	$2,368,869	$2,368,869	$—	$—

For the period ended March 31, 2018, the Funds did not have any transfers between Level 1, Level 2 and Level 3 Securities.

Notes to Schedules of Investments – March 31, 2018 (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Securities are valued at closing bid price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in accordance with procedures adopted by the USCF ETF Trust (the “Trust” or the “Registrant”) Board of Trustees. Investments in money market mutual funds are stated at net asset value (the “NAV”).

Use of Estimates

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

Expenses

Expenses of the Fund, which are directly identifiable to the Funds are applied to each Fund, and are paid directly by USCF Advisers LLC (the “Adviser”).

Investment Transactions

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the identified cost basis.

ITEM 2. CONTROLS AND PROCEDURES

(a) The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) were effective, as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

Certifications pursuant to Rule 30a-2(a) under the 1940 Act, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

USCF ETF TRUST

By:	/s/ John P. Love

John P. Love

President (Principal Executive Officer)

Date: May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John P. Love

John P. Love

President (Principal Executive Officer)

Date: May 24, 2018

By:	/s/ Stuart P. Crumbaugh

Stuart P. Crumbaugh

Treasurer (Principal Financial Officer)

Date: May 24, 2018